SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

Share-based compensation was recognized in operating cost and expenses for the years ended December 31, 2015, 2016 and 2017 as follows:

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Processing and servicing cost	472	1,067	5,916
Sales and marketing expenses	3,194	4,009	6,611
Research and development expenses	3,736	9,068	17,089
General and administrative expenses	7,086	9,855	46,120

Total share-based compensation expenses	14,488	23,999	75,736

The Group recognizes share-based compensation, net of estimated forfeitures, on a straight-line basis over the vesting term of the awards. There was no income tax benefit recognized in the Consolidated Statements of Operations for share-based compensation and the Group did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2015, 2016 and 2017.

2014 Share Incentive Plan

In September 2014, the Group adopted its 2014 Share Incentive Plan (the “2014 Plan”), which permits the grant of options, restricted shares and restricted share units of the Company to employees, directors and other eligible persons of the Company and its affiliates. Under the 2014 Plan, the maximum number of Class A Ordinary Shares that may be delivered will not exceed a total of 20,220,588 shares in the aggregate. In August 2015, the Company’s shareholders approved to newly reserve an additional of 15,235,971 Class A Ordinary Shares for future issuance. Option awards are granted with an exercise price determined by the board of directors. Those option awards generally vest over a period of four years and expire in ten years.

2017 Share Incentive Plan

In October 2017, the Group adopted its 2017 Share Incentive Plan (the “2017 Plan”), which permits the grant of options, restricted shares and restricted share units of the Company to employees, directors and other eligible persons of the Company and its affiliates. The Group planned to no longer grant share-based awards under the 2014 Plan and all future share-based shares will be granted under its 2017 Plan. Under the 2017 Plan, the maximum number of Class A Ordinary Shares that may be delivered will not exceed a total of 22,859,634 shares in the aggregate. Option awards are granted with an exercise price determined by the board of directors. Those option awards generally vest over a period of four years and expire in ten years. In November 2017, the Group granted 2,576,725 stock options to its employees, directors and non-employees directors under the 2017 Plan with an exercise price of US$0.0001.

Stock options

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2014	4,111
Additions under the 2014 Plan	15,236
Granted	(9,580)
Cancelled/forfeited/repurchased	1,450

December 31, 2015	11,217
Granted	(5,805)
Cancelled/forfeited/repurchased	945

December 31, 2016	6,357
Additions under the 2017 Plan	22,860
Granted	(7,348)
Cancelled/forfeited/repurchased	1,300
Expired	(2,686)

December 31, 2017	20,483

1)    Stock options granted to employees, directors and non-employees directors

The following table sets forth the summary of activities for stock options granted to employees, directors and non-employees directors under the 2014 Plan and 2017 Plan:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2014	16,110	0.0001	9.81	30,947
Granted*	9,580	0.0001
Exercised	—	—
Cancelled/forfeited/repurchased	(1,450)	0.0001

December 31, 2015	24,240	0.0001	9.11	178,676
Granted*	5,805	0.0001
Exercised	—	—
Cancelled/forfeited/repurchased	(945)	0.0001

December 31, 2016	29,100	0.0001	8.41	737,880

Granted*	6,848	0.0001
Exercised	—	—
Cancelled/forfeited/repurchased	(1,300)	0.0001

December 31, 2017	34,648	0.0001	7.44	1,573,424

Vested and expected to vest as of December 31, 2016	29,100	0.0001	8.41	737,880
Exercisable as of December 31, 2016	11,670	0.0001	7.96	295,913
Vested and expected to vest as of December 31, 2017	34,648	0.0001	7.44	1,573,424
Exercisable as of December 31, 2017	18,300	0.0001	6.61	831,040

*Nil, nil and 50,000 stock options were granted to non-employee directors in 2015, 2016 and 2017, respectively.

The weighted average grant date fair value of stock options granted to employees, directors and non-employees directors for the years ended December 31, 2015, 2016 and 2017 was RMB3.3 (US$0.5), RMB20.7 (US$3.0) and RMB38.1 (US$5.7) per share, respectively.

For the years ended December 31, 2015, 2016 and 2017, total share-based compensation expenses recognized for stock options granted to employees, directors and non-employees directors were RMB14.5 million, RMB24.0 million and RMB73.8 million, respectively.

No stock options granted to employees, directors and non-employees directors were exercised for the years ended December 31, 2015, 2016 and 2017.

As of December 31, 2017, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Group’s employees, directors and non-employees directors was RMB327.1 million. Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 3.0 years and may be adjusted for future changes in estimated forfeitures.

2)Stock options granted to non-employees

The following table sets forth the summary of activities for stock options granted to non-employees under the 2014 Plan and 2017 Plan:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2016	—	—	—	—
Granted	500	0.0001
Exercised	—	—
Cancelled/forfeited/repurchased	—	—

December 31, 2017	500	0.0001	9.58	22,706

Vested and expected to vest as of December 31, 2017	500	0.0001	9.58	22,706
Exercisable as of December 31, 2017	—	—	—	—

The weighted average grant date fair value of stock options granted to non-employees for the year ended December 31, 2017 was RMB49.3 (US$7.4) per share.

No stock options granted to non-employees were exercised for the year ended December 31, 2017.

For the year ended December 31, 2017, total share-based compensation expenses recognized for stock options granted to non-employees was RMB1.9 million.

As of December 31, 2017, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Group’s non-employees was RMB20.3 million. Total unrecognized compensation cost is expected to be recognized over a weighted average period of 3.6 years and may be adjusted for future changes in estimated forfeitures.